Cover	Oct. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-40477
Entity Registrant Name	SRx Health Solutions, Inc.
Entity Central Index Key	0001471727
Entity Tax Identification Number	83-4284557
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12400 Race Track Road
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	(212)
Local Phone Number	896-1254
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value share
Trading Symbol	SRXH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false